CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Revenues		$ 11,537	$ 8,885	$ 6,597
Direct operating costs	[1]	(8,247)	(6,548)	(4,609)
General and administrative expenses		(406)	(312)	(279)
Profit (loss) from operating activities		2,884	2,025	1,709
Interest expense		(1,468)	(1,179)	(904)
Share of earnings from investments in associates and joint ventures		88	131	224
Mark-to-market on hedging items		80	(16)	57
Other income (expense)		1,749	234	(158)
Income before income tax		3,333	1,195	928
Income tax expense
Current		(374)	(237)	(250)
Deferred		(240)	(54)	(28)
Net income		2,719	904	650
Attributable to:
Limited partners		556	141	52
General partner		210	183	159
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		229	55	22
BIPC exchangeable shares		95	14	0
Exchangeable units	[2]	3	1	0
Interest of others in operating subsidiaries		$ 1,626	$ 510	$ 417
Basic and diluted income per unit attributable to
Limited partners, basic (in dollars per unit)	[3]	$ 1.74	$ 0.35	$ 0.06
Limited partners, diluted (in dollars per unit)	[3]	$ 1.74	$ 0.35	$ 0.06

[1]	During the fourth quarter of 2021, the partnership reclassified $2,036 million of depreciation and amortization expenses, which were previously presented as a separate line item, to direct operating costs. Prior period amounts were also adjusted to reflect this change, which resulted in an increase to direct operating costs by $1,705 million and $1,214 million for years ended December 31, 2020 and 2019, respectively, with equal and offsetting decreases to depreciation and amortization expense. This reclassification had no impact on revenues, net income, or basic and diluted earnings per limited partner unit.
[2]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
[3]	Basic and diluted income per limited partner unit for the years ended December 31, 2020, and 2019 have been restated to reflect the impact of the special distribution on March 31, 2020. Refer to Note 1, Organization and Description of the Business, for further details.